Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0002093507
Registrant Name	PELICAN HOLDCO, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A